CERTAIN RELATIONS AND RELATED PARTY TRANSACTIONS	12 Months Ended
Oct. 31, 2011
Notes to Financial Statements
CERTAIN RELATIONS AND RELATED PARTY TRANSACTIONS

NOTE 6. CERTAIN RELATIONS AND RELATED PARTY TRANSACTIONS

The following relationships are material or are related as indicated.

Related Party Transactions

Share Exchange Agreement with TMC

WMTN entered into a Share Exchange Agreement with Gregory Schifrin, American Mining Corporation (“AMC”) and James Baughman to acquire 100% of the issued and outstanding shares of common stock of TMC in exchange for 1,500,000 shares of restricted common stock of WMTN, par value of $0.001 per share.

 WMTN entered into a Share Exchange Agreement with Mining Minerals LLC (owned 60% and 40 % by Gregory Schifrin and James Baughman, respectively) whereby WMTN acquired the claims recorded with the Alaska Department of Natural Resources, Recording Numbers 2010-000468-0 through 2010-000481-0, recorded on October 19, 2010, in exchange for a total of 5,000,000 shares of common stock of WMTN. As of February 18, 2011, the Alaska claims are owned by WMTN. On June 13, 2011, Mineral Mining LLC sold 100,000 shares to Mark Scott for $0.001 per share.

In addition, WMTN issued warrants to the TMC founder investors Gregory Schifrin and James Baughman for 300,000 and 200,000 shares of WMTN common stock, respectively. WMTN issued warrants to other TMC founder investors for 500,000 shares of common stock. The warrants expire February 17, 2014 and are exercisable at $0.001 per share. WMTN agreed to file a registration statement with the SEC with regard to the shares and shares issuable upon exercise of the warrants within ninety days on a best efforts basis. On June 13, 2011, the warrants were exercised and 1,000,000 shares of WMTN common stock were issued.

Other Reverse Merger Agreements

WMTN entered into a Consulting Agreement with WestMountain Asset Management, Inc. (“WASM and WASM Agreement”), a WMTN shareholder. Under the terms of the WASM Agreement, WASM agreed to advise WMTN on the acquisition of TMC, funding of WMTN and strengthening the WMTN balance sheet during the period ending December 31, 2011. WASM received a Warrant for 925,000 shares at $0.001 per share.   WMTN agreed to file a registration statement with the SEC with regard to the shares issuable upon exercise of the warrant within ninety days on a best efforts basis. On August 15, 2011, WASM exercised a portion of the warrant and 866,000 shares of WMTN common stock were issued.

Other Related Party Transactions

The Company has five full-time and part-time employees. The Company shares offices with Minex Exploration, an Idaho partnership affiliated with the Company’s Chief Executive Officer. Also, the Company utilizes Minex Mining contractors for exploration and development of the Alaska property. The Company has recorded current assets- related party and accounts payable- related party of $20,839 and $489,435, respectively, as of October 31, 2011.

Material Agreements

Joint Venture Agreement

On September 15, 2010, TMC, TGC and Raven signed an Exploration, Development and Mine Operating Agreement (“JV Agreement”). TMC agreed to have 250,000 shares of WMTN common stock issued to Raven no later than one year after the closing of the acquisition of TMC by WMTN and 250,000 shares of WMTN common stock on or before December 31, 2011, December 31, 2012 and December 31, 2014. The $50,000 due with the signing of the Letter of Intent in February 2010 was paid Sept 17, 2010. TMC had incurred $223,102 of project expenses in 2010 and $377,841 in 2011 for total TMC project costs of $600,943.

Stock Purchase Agreement with TMC

On February 18, 2011, WMTN entered into a Stock Purchase Agreement with TMC related to the acquisition of Terra Gold Corporation (“TGC”), a wholly owned subsidiary of TMC. Under the terms of the Stock Purchase Agreement, WMTN acquired 100% of TGC by assuming $500,000 in debt plus accrued interest of $7,685 owed to BOCO Investments LLC (“BOCO”).

Any material related party transactions are reported in applicable sections of this Form 10-K.